Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

American Superconductor Corporation Schedule II—Valuation and Qualifying Accounts (In thousands)

	Balance,			Recoveries and	Balance,
	Beginning of			Other	End of
	Year	Additions	Write-offs	Adjustments	Year
Allowance for doubtful accounts receivable:
Fiscal year ended March 31, 2011	$766	28	(118)	7	$683
Fiscal year ended March 31, 2010	1,343	286	(54)	(809)	766
Fiscal year ended March 31, 2009	5	1,652	(203)	(111)	1,343

	Balance,				Balance,
	Beginning of				End of
	Year	Additions	Expirations	Adjustments	Year
Deferred tax asset valuation allowance:
Fiscal year ended March 31, 2011	$187,358	43,308	(10,063)	(7)	220,596
Fiscal year ended March 31, 2010	174,695	16,189	(4,148)	622	187,358
Fiscal year ended March 31, 2009	171,664	7,055	—	(4,024)	174,695